Asset Retirement Obligations and Accrued Reclamation Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022
Disclosure Of Asset Retirement Obligations and Accrued Reclamation Liabilities [Line Items]
Accrued reclamation costs	$ 298	$ 298	$ 298
Underground Injection And Permit [Member]
Disclosure Of Asset Retirement Obligations and Accrued Reclamation Liabilities [Line Items]
Accrued reclamation costs	$ 777	$ 299
Minimum [Member] | Underground Injection And Permit [Member]
Disclosure Of Asset Retirement Obligations and Accrued Reclamation Liabilities [Line Items]
Estimated closure and reclamation costs for wells Inflation rates	1.13%
Minimum [Member] | Retirement Obligation [Member]
Disclosure Of Asset Retirement Obligations and Accrued Reclamation Liabilities [Line Items]
Estimated closure and reclamation costs for wells Inflation rates	6.60%
Maximum [Member] | Underground Injection And Permit [Member]
Disclosure Of Asset Retirement Obligations and Accrued Reclamation Liabilities [Line Items]
Estimated closure and reclamation costs for wells Inflation rates		2.02%
Maximum [Member] | Retirement Obligation [Member]
Disclosure Of Asset Retirement Obligations and Accrued Reclamation Liabilities [Line Items]
Estimated closure and reclamation costs for wells Inflation rates		11.30%